SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

On October 6, 2024, the Company’s board of directors resolved that effective on October 24, 2024 the Company’s issued shares were to be subdivided at a ratio of 1:60. As a result of the sub-division, the number of issued and outstanding shares of the Company became 22,933,860. All references made to share or per share amounts herein have been retroactively adjusted to reflect the 1:60 sub-division.

On January 17, 2025, the Company completed its initial public offering on the Nasdaq Capital Market under the symbol of “PCLA” and raised U.S.$7,000,000 in gross proceeds before deducting discounts and offering expenses.

On January 27, 2025, bonds in an aggregate amount of ¥299,997 thousand, along with accumulated interests of ¥12,821 thousand, were paid off to the two third-party investors.

The Company has evaluated subsequent events after the balance sheet date through February 14, 2025, the date the financial statements were available for issuance. Management has determined that no significant events or transactions have occurred subsequent to the balance sheet date other than the event disclosed above that require both recognition and disclosure in the financial statements.